                        GARTMORE VARIABLE INSURANCE TRUST

Van Kampen GVIT Comstock Value Fund         Gartmore GVIT Investor Destinations
Dreyfus GVIT International Value Fund          Moderate Fund
Dreyfus GVIT Mid Cap Index Fund             Gartmore GVIT Investor Destinations
Federated GVIT High Income Bond Fund           Moderately Conservative Fund
Gartmore GVIT Asia Pacific Leaders Fund     Gartmore GVIT Investor Destinations
Gartmore GVIT Developing Markets Fund          Conservative Fund
Gartmore GVIT Emerging Markets Fund         Gartmore GVIT Mid Cap Growth Fund
Gartmore GVIT European Leaders Fund         Gartmore GVIT Money Market Fund
Gartmore GVIT Global Financial Services     Gartmore GVIT Money Market Fund II
   Fund                                     Gartmore GVIT Nationwide Fund
Gartmore GVIT Global Health Sciences Fund   Gartmore GVIT Nationwide Leaders Fund
Gartmore GVIT Global Small Companies Fund   Gartmore GVIT OTC Fund
Gartmore GVIT Global Technology and         Gartmore GVIT Nationwide Principal
   Communications Fund                         Protected Fund
Gartmore GVIT Global Utilities Fund         Gartmore GVIT U.S. Growth Leaders Fund
Gartmore GVIT Government Bond Fund          Gartmore GVIT Worldwide Leaders Fund
Gartmore GVIT Growth Fund                   GVIT Equity 500 Index Fund
Gartmore GVIT International Growth Fund     GVIT Small Company Fund
Gartmore GVIT Investor Destinations         GVIT Small Cap Growth Fund
   Aggressive Fund                          GVIT Small Cap Value Fund
Gartmore GVIT Investor Destinations         J.P. Morgan GVIT Balanced Fund
   Moderately Aggressive Fund               Van Kampen GVIT Multi Sector Bond
                                               Fund

   Statement of Additional Information ("SAI") Supplement dated April 21, 2006 to SAI dated May 2, 2005 as revised July 26, 2005

The following is added to the end of the subsection "Futures Contracts", on page
46, within the section  "Description  of Portfolio  Instruments  and  Investment
Policies":

Commodity Futures  Contracts.  The Gartmore GVIT Nationwide Fund, the GVIT Small
Cap Value Fund, and the GVIT Small Company Fund may invest in commodity futures, subject  to the  5%  limitation  described  above  for  all  futures  contracts.
Commodity  futures  may be based upon  commodities  within  five main  commodity groups: (1) energy,  which includes crude oil, natural gas, gasoline and heating oil; (2) livestock,  which  includes  cattle and hogs;  (3)  agriculture,  which includes wheat, corn, soybeans,  cotton, coffee, sugar and cocoa; (4) industrial metals,  which includes  aluminum,  copper,  lead, nickel, tin and zinc; and (5)
precious  metals,  which  includes  gold,  platinum  and  silver.  The Funds may purchase and sell commodity futures contracts,  options on futures contracts and options  and  futures  on  commodity  indices  with  respect  to these five main commodity  groups and the individual  commodities  within each group, as well as other types of commodities.

Risks Associated with Commodity Futures Contracts.  There are several additional risks associated with transactions in commodity futures contracts.

o    Storage.  Unlike the financial  futures markets,  in the commodity  futures markets there are costs of physical storage  associated with purchasing the underlying  commodity.  The price of the  commodity  futures  contract will reflect the storage costs of purchasing the physical  commodity,  including the time value of money invested in the physical  commodity.  To the extent that the storage costs for an underlying  commodity  change while the Funds are  invested  in futures  contracts  on that  commodity,  the value of the futures contract may change proportionately.

o    Reinvestment. In the commodity futures markets, producers of the underlying commodity  may decide to hedge the price risk of selling the  commodity  by selling  futures  contracts  today to lock in the price of the commodity at delivery  tomorrow.  In order to induce  speculators  to purchase the other side of the same futures contract,  the commodity  producer  generally must sell the futures  contract at a lower price than the  expected  future spot price.  Conversely,  if most hedgers in the futures  market are  purchasing futures contracts to hedge against a rise in prices,  then speculators will only sell the other side of the futures  contract at a higher futures price than the expected  future spot price of the commodity.  The changing nature of the hedgers and  speculators  in the  commodity  markets will  influence whether  futures prices are above or below the expected  future spot price, which can have  significant  implications  for the Funds.  If the nature of hedgers and  speculators in futures markets has shifted when it is time for the Funds to reinvest the proceeds of a maturing  contract in a new futures contract,  the Funds might reinvest at higher or lower futures  prices,  or choose to pursue other investments.

o    Other Economic Factors.  The commodities  which underlie  commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather,  livestock disease,  embargoes,  tariffs, and international economic,  political and regulatory  developments.  These factors may have a larger impact on commodity prices.

                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE